Reinsurance	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Effects of Reinsurance [Line Items]
Reinsurance
8. Reinsurance
The Company has entered into quota share and excess of loss contracts, which may have catastrophe exposure. The Company is not relieved of its primary obligations to policyholders in the event of a default or the insolvency of its reinsurers, therefore a credit exposure exists to the extent that any reinsurer fails to meet its obligations in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and, in certain circumstances, holds substantial collateral (in the form of letters of credit, trusts and funds withheld) as security under the reinsurance agreements.
No
amounts have been recorded in the three and six months ended June 30, 2021 and 2020 for amounts anticipated to be uncollectible or for the anticipated failure of a reinsurer to meet its obligations under the contracts.
For its primary reinsurance treaty incepting in 2021, the Company secured quota share reinsurance from a diverse panel of nine third-party reinsurers with A.M. Best ratings of
A-
or better. A total of approximately
11
% of the risk was retained either by Spinnaker or Hippo’s captive, RHS, which aligns interests with third-party reinsurers. Two of the reinsurers, representing approximately one third of the program, are three-year agreements.
The following tables reflect amounts affecting the statements of operations and comprehensive loss for ceded reinsurance for the three and six months ended June 30, 2021 and 2020 (in millions):

	For the Three Months Ended June 30,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$129.3	$83.9	$135.7	$—	$—	$—
Assumed	(0.7)	3.2	4.8	5.5	3.1	3.3

Gross	128.6	87.1	140.5	5.5	3.1	3.3
Ceded	(116.4)	(76.9)	(119.1)	—	(0.6)	—

Net	$12.2	$10.2	$21.4	$5.5	$2.5	$3.3

	For the Six Months Ended June 30,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$224.3	$154.9	$276.1	$—	$—	$—
Assumed	3.4	6.6	10.1	14.7	4.8	5.2

Gross	227.7	161.5	286.2	14.7	4.8	5.2
Ceded	(208.4)	(142.5)	(247.5)	(2.0)	(0.8)	—

Net	$19.3	$19.0	$38.7	$12.7	$4.0	$5.2

11. Reinsurance
The Company has entered into quota share and excess of loss contracts which may have catastrophe exposure. The Company is not relieved of its primary obligations to policyholders in the event of a default or the insolvency of its reinsurers, therefore a credit exposure exists to the extent that any reinsurer fails to meet its obligations assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and, in certain circumstances, holds substantial collateral (in the form of funds withheld and letters of credit) as security under the reinsurance agreements.
The following table reflects amounts affecting the consolidated balance sheets and statements of operations and comprehensive loss for ceded reinsurance as of and for the year ended December 31, 2020 (in millions):

2020
Loss and LAE reserves
Direct	$102.7

Assumed	2.4

Gross loss and LAE reserves	105.1

Ceded	(92.1)

Net loss and LAE reserves	$13.0

Unearned premiums:
Direct	$143.7

Assumed	6.6

Gross unearned premiums	150.3

Ceded	(129.4)

Net unearned premiums	$20.9

2020
Written premiums:
Direct	$90.0

Assumed	26.1

Gross written premiums	116.1

Ceded	(78.4)

Net written premiums	$37.7

Earned premiums :
Direct	$88.7

Assumed	9.3

Gross earned premiums	98.0

Ceded	(80.9)

Net earned premiums	$17.1

Loss and LAE incurred:
Direct	$93.6

Assumed	13.3

Gross loss and LAE	106.9

Ceded	(81.6)

Net loss and LAE	$25.3

Reconciliation of incurred and paid loss by LAE development to gross loss and loss expense reserves are as follows (in millions):

2020
Loss — net of reinsurance	$12.5
LAE — net of reinsurance	0.5
Reinsurance recoverables on unpaid loss	92.1

Total loss and LAE reserves—gross of reinsurance	$105.1

Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable on paid and unpaid losses and LAE. Such balance as of December 31, 2020 is presented in the table below (in millions).

2020
Reinsurance recoverable on paid loss	$42.0
Ceded unpaid loss and LAE	92.1

Total reinsurance recoverable	$134.1

To reduce credit exposure to reinsurance recoverable and prepaid reinsurance premium balances, the Company evaluates the financial condition of its reinsurers and, in certain circumstances holds collateral in the form of funds withheld and letters of credit as security under the terms of its reinsurance contracts. The Company has the following unsecured reinsurance recoverable and prepaid reinsurance premium balances from reinsurers at December 31, 2020 (in millions):

AM Best Rating	Reinsurer	2020
A	Validus Reinsurance, Ltd.	$46.9
A+	Transatlantic Reinsurance Company	28.8
A	Validus Reinsurance (Switzerland) Ltd.	22.6
A++	General Reinsurance Corporation	14.4

		$112.7
	Other reinsurers	73.7

		$186.4